Condensed Consolidated Statement of Changes In Redeemable Preferred Stock and Stockholders' Equity (Parenthetical) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Issuance cost			$ 87,949	$ 23,852
Series B Preferred Stock [Member]
Issuance cost		$ 87,949
Big Cypress Acquisition Corp [Member]
Sale of unit	11,500,000
Sale of private unit	417,200